Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes Tables
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]

	Three months ended September 30,		Nine months ended September 30,
	2020	2019	2020	2019
Research and development	$157	$400	$748	$1,196
General and administrative	228	657	866	2,468
Severance expense	—	—	420	—

Total stock-based compensation expense	$385	$1,057	$2,034	$3,664

	Year ended December 31,
	2019	2018
Research and development	$1,459	$1,608
General and administrative	2,951	3,651
Severance expense	—	1,236

Total stock-based compensation expense	$4,410	$6,495

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

	Year Ended December 31,
	2019	2018
Risk-free interest rate	1.75% - 2.61%	2.43% - 2.91%
Expected term (in years)	5.50 - 10.00	5.50 - 6.79
Expected volatility	84.82% - 85.93%	83.10% - 85.05%
Expected dividend yield	0%	0%

Share-based Payment Arrangement, Option, Activity [Table Text Block]

	Number of Options	Weighted Average Exercise Price	Weighted Avg Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding balance at January 1, 2019	231,477	$149.62	7.48	$—
Granted	143,223	$29.30
Exercised or released	(6,354)	$—
Canceled or forfeited	(42,209)	$140.81
Expired	(1,664)	$76.80

Outstanding balance at December 31, 2019	324,473	$100.96	7.63	$—

Exercisable at December 31, 2019	134,614	$172.84	6.04	$—

Vested and expected to vest at December 31, 2019	281,356	$114.56	7.30	$—

Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]

	Options Outstanding		Options Exercisable
Exercise Price	Number of Shares	Weighted Avg Remaining Contractual Term	Number of Shares	Weighted Avg Remaining Contractual Term
$8.2576 to $80.00	181,415	8.72	29,920	7.19
$80.01 to $160.00	68,914	6.74	37,478	5.62
$160.01 to $240.00	29,489	5.94	23,821	5.90
$240.01 to $320.00	23,719	5.70	22,459	5.67
$320.01 to $327.20	20,936	5.68	20,936	5.68

	324,473	7.63	134,614	6.04

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]

	Number of Unvested Shares
	December 31,
Exercise Price	2019	2018
$8.2576 to $80.00	151,495	39,646
$80.01 to $160.00	31,436	51,165
$160.01 to $240.00	5,668	11,659
$240.01 to $320.00	1,260	8,740
$320.01 to $327.20	—	5,432

Total number of unvested stock options	189,859	116,642